Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

As at December 31 (millions of dollars)	2021	2020
Right-of-Use assets (Note 23)	57	77
Investments	22	7
Other long-term assets	14	8
	93	92